Regulatory capital requirements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2016	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		5.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act		$ 427
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		8.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		5.00%
Trust Preferred Securities That Will Qualify for Tier 2 Treatment	$ 427	$ 320
Capital Conservation Buffer		2.50%